Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Senior Notes [Member]
Earnings per share [line items]
Convertible notes	575,000	575,000	575,000
Ordinary shares [member]
Earnings per share [line items]
Warrants outstanding	3,456,785	3,456,785	3,456,785